UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

SCM Trust

(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710

Denver, Colorado 80265-2077

(Address of principal executive offices)     (Zip code)

Steve Rogers

1050 17th Street, Suite 1710

Denver, Colorado 80265-2077

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 28, 2018

Security Description	Shares	Value
Common Stock (97.89%)

Basic Materials (1.51%)
Sinopec Shanghai Petrochemical Co Ltd	186,000	113,622

Communications (21.94%)
Alibaba Group Holding Ltd	2,055	338,582
China Mobile Ltd	20,900	206,065
CyberAgent Inc	3,000	159,792
Chunghwa Telecom Co Ltd	36,000	129,696
Tencent Holdings Ltd	15,000	619,560
YY Inc	800	59,936
ZOZO Inc	4,400	133,257
Total Communications		1,646,888

Consumer, Cyclical (8.54%)
ANTA Sports Products Ltd	27,000	129,567
Galaxy Entertainment Group Ltd	18,000	114,212
Great Wall Motor Co Ltd	111,000	70,786
Haier Electronics Group Co Ltd	75,000	203,677
ITOCHU Corp	6,700	122,692
Total Consumer, Cyclical		640,934

Consumer, Non-Cyclical (4.08%)
New Oriental Education & Technology Group Inc	1,000	74,010
Sino Biopharmaceutical Ltd	88,050	82,144
Uni-President Enterprises Corp	57,374	149,762
Total Consumer, Non-Cyclical		305,916

Diversified (2.00%)
CK Hutchison Holdings Ltd	13,000	149,855

Energy (3.64%)
CNOOC Ltd	56,000	110,928
PetroChina Co Ltd	200,000	162,047
Total Energy		272,975

Financial (29.88%)
Banks (8.28%)
Bank of China Ltd	343,000	152,544
China Construction Bank Corp	312,000	272,729
DBS Group Holdings Ltd	10,300	196,675
		621,948

Diversified Financial Services (3.18%)
Fubon Financial Holding Co Ltd	54,713	92,822
Hong Kong Exchanges & Clearing Ltd	5,100	145,995
		238,817

Insurance (12.09%)
AIA Group Ltd	45,600	407,346
China Taiping Insurance Holdings Co Ltd	55,764	195,622
Ping An Insurance Group Co of China Ltd	30,000	304,796
		907,764

Real Estate (6.33%)
CK Asset Holdings Ltd	13,000	97,605
Hysan Development Co Ltd	31,000	156,686
Sun Hung Kai Properties Ltd	15,166	220,952
		475,243

Total Financial		2,243,772

Industrial (15.08%)
China Communications Services Corp Ltd	202,000	186,126
China State Construction International Holdings Ltd	202,500	214,019
Daikin Industries Ltd	1,800	239,688
Komatsu Ltd	6,900	209,943
Largan Precision Co Ltd	1,000	119,052
Yaskawa Electric Corp	5,500	163,424
Total Industrial		1,132,252

Technology (7.82%)
Taiwan Semiconductor Manufacturing Co Ltd	68,280	587,021

Utilities (3.40%)
China Longyuan Power Group Corp Ltd	152,000	127,818
China Resources Power Holdings Co Ltd	72,000	127,347
Total Utilities		255,165

Total Common Stock (Cost $6,027,729)		7,348,400

Total Investments (Cost $6,027,729) (a) (97.89%)		7,348,400
Other Net Assets (2.11%)		158,569
Net Assets (100.00%)		7,506,969

*	Non-income producing security.
(a)	Aggregate cost for federal income tax purpose is $6,380,907

At September 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,334,340
Unrealized depreciation	(366,848)
Net unrealized appreciation	$967,492

SHELTON BDC INCOME FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 28, 2018

Security Description	Shares	Value
Common Stock (100.02%)

Financial (100.02%)
Diversified Financial Services (3.46%)
NewStar Financial Inc	100,410	65,668
Medley Management Inc	65,000	341,250
		406,918

Investment Company (86.81%)
Apollo Investment Corp	185,030	1,006,563
Ares Capital Corp	121,351	2,086,024
BlackRock TCP Capital Corp	62,500	889,375
Goldman Sachs BDC Inc	23,680	525,222
Main Street Capital Corp	3,000	115,500
New Mountain Finance Corp	26,800	361,800
Oaktree Strategic Income Corp	66,263	573,175
PennantPark Floating Rate Capital Ltd	69,000	907,350
PennantPark Investment Corp	31,000	231,260
Solar Capital Ltd	87,569	1,872,225
TPG Specialty Lending Inc	34,100	695,299
TriplePoint Venture Growth BDC Corp	69,078	938,770
		10,202,563

Private Equity (9.75%)
Hercules Capital Inc	87,050	1,145,578

Total Financial		11,755,059

Total Common Stock (Cost $11,740,089)		11,755,059

Total Investments (Cost $11,740,089) (a) (100.02%)		11,755,059
Liabilities in Excess of Other Assets (-0.02%)		(1,830)
Net Assets (100.00%)		11,753,229

*	Non-income producing security.
(a)	Aggregate cost for federal income tax purpose is $11,783,866

At September 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$332,273
Unrealized depreciation	(361,079)
Net unrealized depreciation	$(28,806)

SHELTON REAL ESTATE INCOME FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 28, 2018

Security Description	Shares	Value
Common Stock (88.89%)

Financial (88.89%)
REITS- Diversified (2.06%)
Liberty Property Trust	3,080	130,130

REITS- Health Care (3.75%)
Healthcare Trust of America Inc	6,056	161,514
Physicians Realty Trust	4,500	75,870
		237,384

REITS- Hotel & Resort REITs (3.94%)
Sunstone Hotel Investors Inc	15,250	249,490

REIT- Industrial (10.09%)
Duke Realty Corp	10,950	310,651
Prologis Inc	3,506	237,672
Rexford Industrial Realty Inc	2,820	90,127
		638,450

REIT-Mortgage (13.31%)
Apollo Commercial Real Estate Finance Inc	13,107	247,329
Blackstone Mortgage Trust Inc	13,789	462,069
Starwood Property Trust Inc	6,156	132,477
		841,875

REIT-Office (7.23%)
Alexandria Real Estate Equities Inc	2,000	251,580
Boston Properties Inc	643	79,147
Kilroy Realty Corp	1,770	126,891
		457,618

REIT-Residential (16.19%)
American Homes 4 Rent	2,178	47,676
Apartment Investment & Management Co	2,155	95,100
AvalonBay Communities Inc	1,983	359,220
Equity Residential	1,340	88,788
Essex Property Trust Inc	360	88,816
Sun Communities Inc	3,390	344,221
		1,023,821

REIT-Retail (10.92%)
Brixmor Property Group Inc	11,850	207,494
Federal Realty Investment Trust	1,950	246,616
Retail Value Inc	290	9,480
Simon Property Group Inc	1,065	188,239
SITE Centers Corp	2,904	38,885
		690,714

REIT-Specialized (20.51%)
American Tower Corp	1,330	193,249
CoreSite Realty Corp	2,180	242,285
Crown Castle International Corp	1,710	190,374
CubeSmart	3,250	92,723
CyrusOne Inc	2,185	138,529
EPR Properties	1,996	136,546
Equinix Inc	140	60,605
QTS Realty Trust Inc	5,700	243,219
		1,297,530

Real Estate Operating Companies (0.89%)
Brookfield Property Partners LP	2,684	56,069

Total Financial		5,623,081

Total Common Stock (Cost $5,301,774)		5,623,081

Preferred Stock (5.21%)

Financial (5.21%)
REITS- Diversified (0.23%)
PS Business Parks Inc 5.750%	567	14,005

REIT-Mortgage (1.32%)
ARMOUR Residential REIT Inc 7.875%	3,340	83,567

REIT-Retail (3.35%)
Cedar Realty Trust Inc 7.250%	3,171	78,292
Kimco Realty Corp 6.000%	5,306	133,764
		212,056
REIT-Specialized (0.31%)
Digital Realty Trust Inc 5.875%	800	19,688

Total Financial		329,316

Total Preferred Stock (Cost $302,613)		329,316

Total Investments (Cost $5,604,387) (a) (94.10%)		5,952,397
Other Net Assets (5.90%)		373,248
Net Assets (100.00%)		6,325,645

*	Non-income producing security.
(a)	Aggregate cost for federal income tax purpose is $5,609,890

At September 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	550,981
Unrealized depreciation	(208,474)
Net unrealized appreciation	342,507

SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 28, 2018

Security Description	Shares	Par Value	Rate	Maturity	Value
Corporate Debt (88.67%)

Communications (21.38%)
Altice France SA		1,750,000	8.125%	-	1,802,500
CenturyLink Inc		1,250,000	7.500%	-	1,334,375
Cequel Communications Holdings I LLC / Cequel Capital Corp		2,000,000	7.500%	-	2,097,500
Intelsat Jackson Holdings SA		3,000,000	8.500%	-	3,033,000
Sprint Corp		1,500,000	7.625%	-	1,588,125
Total Communications					9,855,500

Consumer, Cyclical (12.08%)
BCD Acquisition Inc		1,000,000	9.625%	-	1,066,250
Golden Nugget Inc		2,000,000	8.750%	-	2,096,560
Rite Aid Corp		1,500,000	6.125%	-	1,344,375
Scientific Games International Inc		1,000,000	10.000%	-	1,058,750
Total Consumer, Cyclical					5,565,935

Consumer, Non-Cyclical (21.92%)
Avantor Inc		1,500,000	9.000%	-	1,548,750
DJO Finance LLC / DJO Finance Corp		1,500,000	8.125%	-	1,531,875
Herc Rentals Inc		803,000	7.500%	-	849,173
The Hertz Corp		1,500,000	7.625%	-	1,481,250
Kinetic Concepts Inc / KCI USA Inc		1,500,000	12.500%	-	1,650,450
Pyxus International Inc		1,500,000	9.875%	-	1,456,875
Tenet Healthcare Corp		1,500,000	8.125%	-	1,580,700
Total Consumer, Non-Cyclical					10,099,072

Energy (10.78%)
McDermott Technology Americas Inc / McDermott Technology US Inc		1,500,000	10.625%	-	1,605,000
Noble Holding International Ltd		1,750,000	7.875%	-	1,815,625
Transocean Inc		1,500,000	7.500%	-	1,548,750
Total Energy					4,969,375

Financial (6.57%)
Icahn Enterprises LP / Icahn Enterprises Finance Corp		1,250,000	6.750%	-	1,279,688
Jefferies Finance LLC / JFIN Co-Issuer Corp		1,000,000	7.500%	-	1,022,500
Jefferies Finance LLC / JFIN Co-Issuer Corp		750,000	7.250%	-	727,500
Total Financial					3,029,688

Industrial (6.49%)
BlueLine Rental Finance Corp / BlueLine Rental LLC		1,850,000	9.250%	-	1,944,813
LSB Industries Inc		1,000,000	9.625%	-	1,047,500
Total Industrial					2,992,312

Technology (9.45%)
Banff Merger Sub Inc		1,500,000	9.750%	-	1,521,750
Rackspace Hosting Inc		1,500,000	8.625%	-	1,458,900
West Corp		1,500,000	8.500%	-	1,376,250
Total Technology					4,356,900

Total Corporate Debt (Cost $40,102,121)					40,868,782

Exchange Traded Fund (1.83%)
iShares Russell 2000		5,000		-	842,750
Total Industrial					842,750

Total Investments (Cost $40,944,760) (a) (90.50%)					41,711,532
Other Net Assets (9.50%)					4,377,727
Net Assets (100.00%)					46,089,259

(a)	Aggregate cost for federal income tax purpose is $41,406,832

At September 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$394,448
Unrealized depreciation	$(89,748)
Net unrealized appreciation	$304,700

SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 28, 2018

Security Description	Shares	Value
Common Stock (95.28%)

Belgium (2.92%)
KBC Group NV	21,780	1,621,569
Total Belgium		1,621,569

Britain (8.15%)
Intertek Group PLC	22,300	1,451,691
Rio Tinto PLC	27,080	1,381,622
Unilever NV	30,306	1,683,498
Total Brazil		4,516,811

China (6.73%)
Alibaba Group Holding Ltd	9,805	1,615,472
Ping An Insurance Group Co of China Ltd	118,200	1,200,897
Tencent Holdings Ltd	22,100	912,819
Total China		3,729,188

Colombia (2.01%)
Bancolombia SA	26,750	1,116,010
Total Colombia		1,116,010

Denmark (1.62%)
Ambu A/S	37,300	896,429
Total Denmark		896,429

France (13.40%)
BNP Paribas SA	22,778	1,394,531
L'Oreal SA	7,629	1,840,448
Thales SA	11,030	1,567,469
TOTAL SA	27,212	1,764,922
Valeo SA	19,756	858,203
Total France		7,425,573

Germany (10.01%)
adidas AG	6,345	1,554,275
Beiersdorf AG	14,750	1,664,901
Wirecard AG	10,760	2,333,330
Total Germany		5,552,506

Hong Kong (3.74%)
AIA Group Ltd	232,200	2,074,248
Total Hong Kong		2,074,248

Indonesia (2.02%)
Bank Rakyat Indonesia Persero Tbk PT	5,292,750	1,118,824
Total Indonesia		1,118,824

Ireland (2.87%)
CRH PLC	2,300	75,343
CRH PLC	46,326	1,516,301
Total Ireland		1,591,644

Japan (12.91%)
CyberAgent Inc	24,800	1,320,949
Daikin Industries Ltd	9,800	1,304,970
ITOCHU Corp	67,800	1,241,572
Komatsu Ltd	39,500	1,201,849
Santen Pharmaceutical Co Ltd	76,300	1,209,810
Yaskawa Electric Corp	29,500	876,546
Total Japan		7,155,695

Luxembourg (2.12%)
ArcelorMittal	37,828	1,177,518
Total Luxembourg		1,177,518

Netherlands (4.79%)
ING Groep NV	97,332	1,264,365
Royal Dutch Shell PLC	40,447	1,390,621
Total Netherlands		2,654,986

Norway (2.07%)
Norsk Hydro ASA	191,200	1,147,205
Total Norway		1,147,205

Singapore (2.60%)
DBS Group Holdings Ltd	75,450	1,440,693
Total Singapore		1,440,693

Switzerland (7.79%)
dormakaba Holding AG	1,481	1,121,212
Givaudan SA	652	1,610,643
Nestle SA	19,109	1,589,869
Total Switzerland		4,321,724

Taiwan (3.58%)
Taiwan Semiconductor Manufacturing Co Ltd	45,000	1,987,200
Total Taiwan		1,987,200

Thailand (3.36%)
Bangkok Bank PCL	276,800	1,865,875
Total Thailand		1,865,875

United States (2.59%)
Akers Biosciences Inc	33,900	1,437,877
Total Thailand		1,437,877

Total Common Stock (Cost $43,735,131)		52,831,575

Total Investments (Cost $43,735,131) (a) (95.28%)		52,831,575
Other Net Assets (4.72%)		2,618,699
Net Assets (100.00%)		55,450,274

*	Non-income producing security.
(a)	Aggregate cost for federal income tax purpose is $43,745,135

At September 28, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$10,330,256
Unrealized depreciation	(1,243,816)
Net unrealized appreciation	$9,086,440

Fair Value Measurements -

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at September 28, 2018 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Fund	Investments, in securities ( b )	Investments, in securities ( c )	Investments, in securities
Greater China Fund	$7,348,400		$-	$7,348,400
BDC Income Fund	$11,689,391	$-	$65,668	$11,755,059
Real Estate Income Fund	$5,952,397	$-	$-	$5,952,397
Tactical Credit Fund	$842,750	$40,868,782	$-	$41,711,532
International Select Equity Fund	$52,831,575		$-	$52,831,575
Total investments in securities	$78,664,513	$40,868,782	$65,668	$119,598,963

( a )	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period.
( b )	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
( c )	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By /s/ Stephen C. Rogers

Stephen C. Rogers,

Chairman

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers

Stephen C. Rogers,

Chairman

Date: November 27, 2018

By /s/ William P. Mock

William P. Mock

Treasurer (as Principal Financial Officer)

Date: November 27, 2018